Share-based compensation	12 Months Ended
Dec. 31, 2017
Share-based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	Share-based compensation:

(a)	Stock options:

Under the terms of the Company’s amended incentive stock option plan (the “Plan”), the Company may grant options to directors, executive officers, employees and consultants of the Company. The Plan provides for granting of options at the fair market value of the Company’s common shares at the grant date. Options generally vest over periods of up to four years with an expiry term of five years and generally vest in equal amounts at the end of each month. The maximum number of shares available for issue under the Plan is a rolling number equal to a maximum of 12.5% of the issued common shares outstanding at the time of grant. The maximum number of stock options issuable to insiders under the Plan is restricted to 10% of the issued and outstanding common shares of the Company.

Details of the stock option transactions for the years ended December 31, 2017, 2016 and 2015 are summarized as follows:

	Number	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (CAD$)
Outstanding as at December 31, 2014	1,278,290	4.68	3.34	8,411

Options granted	382,900	10.84
Options exercised	(129,236)	3.76
Options forfeited	(45,097)	8.76
Options expired	(14,260)	4,169
Outstanding as at December 31, 2015	1,472,597	5.88	2.88	8,024

Options granted	617,500	5.97
Options forfeited	(72,200)	4.94
Options expired	(16,340)	20.22
Outstanding as at December 31, 2016	2,001,557	5.82	2.72	1,110

Options granted	1,242,500	4.16
Options exercised	(324,000)	2.16
Options forfeited	(20,000)	5.10
Options expired	(8,000)	1.70
Outstanding as at December 31, 2017	2,892,057	5.52	3.07	69
Exercisable as at December 31, 2017	1,855,368	5.90	2.55	69

The outstanding options expire at various dates ranging from March 20, 2018 to August 13, 2022.

At December 31, 2017, stock options to executive officers and directors, employees and consultants were outstanding as follows:

	Options outstanding			Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices (CAD$)	Number	life (years)	(CAD$)	Number	(CAD$)

$1.65 to $2.08	277,000	0.22	1.66	277,000	1.66
$2.09 to $5.63	1,477,183	3.86	4.26	703,557	4.39
$5.64 to $7.37	550,000	3.47	6.14	325,667	6.14
$7.38 to $13.09	587,874	2.07	9.91	549,144	9.92

	2,892,057	3.07	5.52	1,855,368	5.90

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2017 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2016	708,588	2.27
Granted	1,242,500	1.53
Vested	(911,039)	1.90
Forfeited	(3,360)	0.04

Non-vested at December 31, 2017	1,036,689	1.69

At December 31, 2017, there was $805 (2016 - $739) of total unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a weighted average period of 1.3 years (2016 – 1.3 years).

The aggregate intrinsic value of stock options exercised during the year ended December 31, 2017 was $495 (2016 – nil; 2015 - $743).

The aggregate fair value of vested options during the year ended December 31, 2017 was $1,729 (2016 - $1,071; 2015 - $1,404).

Stock options granted to the Company’s directors, executive officers and employees are accounted for using the fair-value based method. Under this method, compensation expense for stock options is measured at fair value at the date of grant using the Black-Scholes valuation model and is expensed over the award’s vesting period on a graded basis. Stock options granted to consultants and to foreign employees with Canadian dollar denominated stock options are subject to variable accounting treatment and are re-valued at fair value at each balance sheet date until exercise, expiry or forfeiture.

For the year ended December 31, 2017, $1,663 was recorded as stock-based compensation expense with $158 being recorded as a recovery against liability and $1,821 being recorded against additional paid-in capital (2016 - $171 was recorded as stock-based compensation recovery with $1,323 being recorded as a recovery against liability and $1,152 being recorded against additional paid-in capital; 2015 - $1,828 was recorded as stock-based compensation expense with $1,391 being recorded against liability and $437 being recorded against additional paid-in capital).

The weighted average fair value of stock options granted during the year ended December 31, 2017 was $1.53 (2016 - $2.00; 2015 - $4.50). The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31, 2017	December 31, 2016	December 31, 2015

Dividend yield	-	-	-
Expected volatility	63.7%	65.7%	78.4%
Risk-free interest rate	1.2%	0.7%	0.6%
Expected average life of the options	3.8 years	3.1 years	3.4 years
Estimated forfeiture rate	-	-	-

There is no dividend yield as the Company has not paid, and does not plan to pay, dividends on its common shares. The expected volatility is based on the historical share price volatility of the Company’s daily share closing prices over a period equal to the expected life of each option grant. The risk-free interest rate is based on yields from Canadian government bond yields with a term equal to the expected term of the options being valued. The expected life of options represents the period of time that the options are expected to be outstanding based on the contractual term of the options and on historical data of option holder exercise and post-vesting employment termination behaviour. Forfeitures are estimated at the time of grant and, if necessary, management revises that estimate if actual forfeitures differ and adjusts stock-based compensation expense accordingly.

(b)	Restricted share unit plan:

During 2014, the Company established a treasury-based Restricted Share Unit Plan (the “RSU Plan”) to provide long-term incentives to certain executives and other key employees and to support the objective of employee share ownership through the granting of restricted share units (“RSUs”). There is no exercise price and no monetary payment is required from the employees to the Company upon grant of the RSUs or upon the subsequent issuance of shares to settle the award. The vested RSUs may be settled through the issuance of common shares from treasury, by the delivery of common shares purchased on the open market, in cash or in any combination of the foregoing, at the option of the Company. Vesting of RSUs is conditional upon the expiry of a time-based vesting period. The duration of the vesting period and other vesting terms applicable to the grant of the RSUs are determined at the time of the grant. Generally, RSUs vest annually over three years, in equal amounts, on the anniversary date of the date of grant.

Details of RSU transactions for the years ended December 31, 2017, 2016 and 2015 are summarized as follows:

	Number	Weighted average grant date fair value (USD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (USD$)
Outstanding at December 31, 2014	-	$-	-	$-

RSUs granted	160,598	9.10		1,181
RSUs vested	(10,990)	9.95		89
RSUs forfeited	(17,500)	9.95
Outstanding as at December 31, 2015	132,108	$8.91	2.16	$1,058

RSUs granted	50,782	4.43		218
RSUs vested	(49,682)	9.03		205
RSUs forfeited	(13,505)	9.00
Outstanding as at December 31, 2016	119,703	$6.95	1.71	$334

RSUs granted	52,962	3.46		194
RSUs vested	(57,003)	7.59		174
RSUs forfeited	(18,706)	6.21
Outstanding as at December 31, 2017	96,956	$4.83	1.68	$147

At December 31, 2017, there was $224 (2016 - $537) of total unrecognized compensation cost related to non-vested RSUs. That cost is expected to be recognized over a weighted average period of 1.7 years (2016 – 1.5 years).

RSUs are valued at the market price of the underlying securities on the grant date and the compensation expense, based on the estimated number of awards expected to vest, is recognized on a straight-line basis over the three-year vesting period. For the year ended December 31, 2017, stock-based compensation expense related to RSUs of $402 (2016 – $431; 2015 - $377) was recorded in selling, general and administration expenses and recorded against additional paid-in capital.